Significant accounting policies - Summary of Intangible Assets Are Amortized On A Straight Line Basis (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	3 years	4 years	9 years
Acquired trademarks and brand names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	5 years
Acquired customer bases [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	5 years
Acquired customer bases [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	10 years
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	2 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	10 years
Other rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	2 years
Other rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life in years	5 years